Short-Term Bank Credit And Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Short-term Debt [Line Items]
Short-term bank credit and loans	$ 208,399	$ 208,821
Short-term loans
Short-term Debt [Line Items]
Short-term bank credit and loans	193,744	208,606
Short-term bank credit
Short-term Debt [Line Items]
Short-term bank credit and loans	$ 14,655	$ 215
Interest Rate Cap [Member] | Short-term bank credit
Short-term Debt [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.10%
Minimum | London Interbank Offered Rate (LIBOR) | Short-term bank credit
Short-term Debt [Line Items]
Debt Instrument, Interest Rate During Period	0.80%
Maximum | London Interbank Offered Rate (LIBOR) | Short-term bank credit
Short-term Debt [Line Items]
Debt Instrument, Interest Rate During Period	0.70%